Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contingencies
23.	CONTINGENCIES
From time to time, the Company may become involved in regulatory proceedings, or become liable for legal, contractual and other claims by various parties, including customers, suppliers, former employees, class action plaintiffs and others. On an ongoing basis, the Company attempts to assess the likelihood of any adverse judgments or outcomes to these proceedings or claims, together with potential ranges of probable costs and losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue. The required provision may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters.

[a]
In December 2023, the Company received a notification [the “Notification Letter”] from a customer informing the Company as to the customer’s initial determination that one of the Company’s operating groups bears responsibility for costs totaling $
352
 million related to two product recalls. The Notification Letter has triggered a
90-day
negotiation period regarding financial allocation of the total costs for the two recalls. In the event such negotiations are not concluded successfully during this period, the customer has discretion under its Terms and Conditions to debit Magna up to 50% of the parts and labour costs actually incurred related to the recalls. The Company believes that the product in question met the customer’s specifications, and accordingly, is vigorously contesting the customer’s determination. Magna does not currently anticipate any material liabilities.

[b]
The Company’s policy is to comply with all applicable laws, including antitrust and competition laws. Based on a previously completed global review of legacy antitrust risks which led to a September 2020 settlement with the European Commission and a June 2022 settlement with Brazil’s federal competition authority involving in both cases the supply of closure systems, Magna does not currently anticipate any material liabilities. However, the Company could be subject to restitution settlements, civil proceedings, reputational damage and other consequences, including as a result of the matters specifically referred to above.